Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 12, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Feb. 12, 2016
Document Effective Date	Feb. 12, 2016
Prospectus Date	Jun. 28, 2015
Pzena Emerging Markets Focused Value Fund | Investor Class
Prospectus:
Trading Symbol	PZVEX
Pzena Emerging Markets Focused Value Fund | Institutional Class
Prospectus:
Trading Symbol	PZIEX